UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21671

RMR PREFERRED DIVIDEND FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Adam D. Portnoy, President	1666 K Street, NW
RMR Preferred Dividend Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

Fund	RDR

Company	Alesco Financial Trust, Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:		Record Date:	7/20/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

The undersigned (the “Shareholder”), hereby certifies to Alesco Financial Trust, a Maryland real estate investment trust (the “Company”), that (a) the Shareholder is the record holder of 150,000 of the common shares of beneficial interest, $0.01 par value per share (the “Common Shares”), of the Company and (b) a copy of the Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), dated as of July 20, 2006, between the Company, Sunset Financial Resources, Inc., a Maryland corporation, and Jaguar Acquisition, Inc., a Maryland corporation (“MergerCo”), has been made

		For	For	Management

2.00

The Board of Trustees of the Company has declared advisable and recommends that the Shareholder approve the Merger Agreement and the merger of the Company with and into MergerCo, pursuant to the Merger

		For	For	Management

3.00

The Shareholder hereby consents to and adopts the following resolution, effective as of the date set forth above (the “Effective Date”), to the same extent and with the same force and effect as if the Shareholder had cast in favor of a proposal to adopt such resolution, all of the votes that the Shareholder would be entitled to cast at a formal meeting of the holders of the Common Shares of the company duly called and held on the Effective Date for the purpose of acting upon such a proposal: RESOLVED, that the Merger Agreement and the merger of the Company with and into MergerCo, pursuant to the Merger

		For	For	Management

Company	Alesco Financial, Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	12/7/2006	Record Date:	11/6/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

Directors recommend: A vote for election of the following nominees: (1) Rodney E. Bennett, (2) Marc Chayette, (3) Daniel G. Cohen, (4) Thomas P. Costello, (5) G. Steven Dawson, (6) Jack Haraburda, (7) James J. McEntee, III, (8) Lance Ullom, (9) Charles W. Wolcott.

		For	For	Management

Ticker:	AFN	Cusip:	014485106
Meeting Date:	5/22/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Rodney E. Bennett, (2) Marc Chayette, (3) Daniel G. Cohen, (4) Thomas P. Costello, (5) G. Steven Dawson, (6) Jack Haraburda, (7) James J. McEntee, III, (8) Lance Ullom, (9) Charles W. Wolcott.

		For	For	Management

2.00	To amend the company’s 2006 long-term incentive plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	Crystal River Capital, Inc.
Ticker:	CRZ	Cusip:	229393301
Meeting Date:	11/9/2006	Record Date:	10/4/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Bruce K. Robertson, (2) Janet Graham, (3) Harald Hansen.	For	For	Management

2.00	On the proposal to ratify the appointment of Ernst & Young LLP as the company’s independent accountants for the fiscal year ending December 31, 2006.	For	For	Management

Company	Iowa Telecommunications Services
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/14/2007	Record Date:	4/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Craig A. Lang, (2) H. Lynn Horak.	For	For	Management

2.00	Adoption of Iowa Telecom’s 2007 employee stock purchase plan.	For	For	Management

3.00	Adoption of amendment no.1 to Iowa Telecom’s 2005 stock incentive plan.	For	For	Management

4.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	MFA Mortgage Investments, Inc.
Ticker:	MFA	Cusip:	55272X201
Meeting Date:	5/22/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stewart Zimmerman, (2) James A. Brodsky, (3) Alan L. Gosule.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as MFA’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	NovaStar Financial, Inc.
Ticker:	NFI	Cusip:	669947400
Meeting Date:	5/4/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) W. Lance Anderson, (2) Gregory T. Barmore.	For	For	Management

2.00	Approval of a charter amendment to increase the authorized shares of capital stock	For	For	Management

3.00	Ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Preferred Dividend Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 17, 2007